Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
REVENUES
Room rentals and other hotel services	$ 12,773	$ 12,719		$ 63,160		$ 59,657		$ 58,874
EXPENSES
Hotel and property operations	11,163	10,360		47,126		44,937		43,970
Depreciation and amortization	1,793	1,666		7,020		7,002		7,853
General and administrative	1,059	1,092		3,908		3,884		3,365
Acquisition, termination expense	21	1		240		124		78
Termination cost						540
Total expenses	14,036	13,119		58,294		56,487		55,266
EARNINGS BEFORE NET GAINS (LOSSES) ON DISPOSITIONS OF ASSETS, OTHER INCOME, INTEREST EXPENSE, AND INCOME TAXES	(1,263)	(400)		4,866		3,170		3,608
Net gain (loss) on dispositions of assets	(29)	(3)		3		1,140		(30)
Other income (loss)	(297)	(1,212)		(144)		107		122
Interest expense	(1,510)	(1,516)		(6,045)		(6,268)		(6,505)
Loss on debt extinguishment	(91)	(12)
Impairment		266		(2,470)		(4,523)		(2,147)
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(3,190)	(2,877)		(3,790)		(6,374)		(4,952)
Income tax expense (benefit)		(363)		6,438		(190)		(70)
LOSS FROM CONTINUING OPERATIONS	(3,190)	(2,514)		(10,228)		(6,184)		(4,882)
Gain (loss) from discontinued operations	(875)	(1,457)		8		(11,293)		(5,720)
NET LOSS	(4,065)	(3,971)		(10,220)		(17,477)		(10,602)
Loss attributable to noncontrolling interest	7	6		10		32		17
LOSS ATTRIBUTABLE TO CONTROLLING INTERESTS	(4,058)	(3,965)		(10,210)		(17,445)		(10,585)
Preferred stock dividends	(837)	(657)		(3,169)		(1,474)		(1,474)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(4,895)	(4,622)		(13,379)		(18,919)		(12,059)
NET EARNINGS (LOSS) PER COMMON SHARE - BASIC AND DILUTED
EPS from continuing operations	$ (1.39)	$ (1.10)		$ (4.64)		$ (2.66)		$ (2.25)
EPS from discontinued operations	$ (0.31)	$ (0.50)	[1]	$ 0.00	[1]	$ (3.93)	[1]	$ (2.03)
EPS Basic and Diluted	$ (1.70)	$ (1.60)	[1]	$ (4.64)	[1]	$ (6.59)	[1]	$ (4.28)
AMOUNTS ATTRIBUTABLE TO COMMON SHAREHOLDERS
Loss from continuing operations, net of tax	(4,021)	(3,168)		(13,387)		(7,674)		(6,373)
Discontinued operations, net of tax	(874)	(1,454)		8		(11,245)		(5,686)
Net loss	$ (4,895)	$ (4,622)		$ (13,379)		$ (18,919)		$ (12,059)

[1]	Quarterly EPS data does not add to total year, due to rounding